UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22588

BPV Family of Funds

(Exact name of registrant as specified in charter)

9202 South Northshore Drive, Suite 300

Knoxville, TN 37922

(Address of principal executive offices) (Zip code)

Reed Keller

9202 South Northshore Drive, Suite 300

Knoxville, TN 37922

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: 865-243-8000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

Schedule of Investments

BPV Core Diversification Fund

As of June 30, 2013 (Unaudited)

			Shares	Value
EXCHANGE TRADED FUNDS - 95.03%
Common Equity - 38.70%
iShares® MSCI Emerging Markets Index Fund			58,650	$2,262,131
SPDR® S&P 500® ETF Trust			192,405	30,786,724
WisdomTree® Emerging Markets SmallCap Dividend Fund			48,755	2,244,680

Total Common Equity				35,293,535

Corporate Bonds - 2.43%
iShares® iBoxx Investment Grade Corporate Bond Fund			19,465	2,212,197

Other and Alternative Assets - 22.43%
PowerShares® DB Agriculture Fund(a)			129,300	3,220,863
PowerShares® DB Base Metals Fund(a)			201,070	3,249,291
PowerShares® DB US Dollar Index Bullish Fund(a)			194,315	4,383,746
SPDR® Gold Shares(a)			26,485	3,155,688
United States Natural Gas Fund LP(a)			165,605	3,138,215
United States Oil Fund LP(a)(b)			96,755	3,304,183

Total Other and Alternative Assets				20,451,986

Other Fixed Income - 2.40%
Pimco® Total Return ETF			20,765	2,190,292

U.S. Government & Agency Obligations - 29.07%
iShares® Barclays 20+ Year Treasury Bond Fund			160,535	17,729,485
iShares® Barclays 7-10 Year Treasury Bond Fund			85,665	8,780,663

Total U.S. Government & Agency Obligations				26,510,148

TOTAL EXCHANGE TRADED FUNDS (Cost $85,955,951)				86,658,158

PURCHASED OPTIONS - 1.15%	Expiration Date	Exercise Price	Contracts	Value
Put Options Purchased
iShares® Barclays 20+ Year Treasury Bond Fund	01/2014	$110.00	1,642	1,001,620

United States Oil Fund LP	09/2013	$32.00	650	$43,225

Total Put Options Purchased (Cost $1,019,507)				1,044,845

TOTAL PURCHASED OPTIONS (Cost $1,019,507)				1,044,845

		7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - 3.65%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class		.00004%	3,327,584	3,327,584

TOTAL SHORT TERM INVESTMENTS (Cost $3,327,584)				3,327,584

Total Investments - 99.83% (Cost $90,303,042)				91,030,587

Other Assets in Excess of Liabilities - 0.17%				154,982 (c)

Net Assets - 100.00%				$91,185,569

(a)       Non-income producing security.

(b)       Security, or portion of security, is being held as collateral for written options contracts.

(c)       Includes cash which is being held as collateral for written options contracts.

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options
United States Oil Fund LP	09/2013	$28.00	(650)	$(8,450)

Total Written Put Options (Premiums received $71,610)				(8,450)

TOTAL WRITTEN OPTIONS (Premiums received $71,610)				$(8,450)

Investment Abbreviations:

DB - Deutsche Bank

ETF - Exchange Trade Fund

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

Schedule of Investments

BPV Wealth Preservation Fund

As of June 30, 2013 (Unaudited)

			Shares	Value
EXCHANGE TRADED FUNDS - 69.24%
Common Equity - 69.24%
SPDR® S&P 500® ETF Trust(a)			153,000	$24,481,530

TOTAL EXCHANGE TRADED FUNDS (Cost $21,643,249)				24,481,530

PURCHASED OPTIONS - 0.05%	Expiration Date	Exercise Price	Contracts	Value
Put Options Purchased
SPDR® S&P 500® ETF Trust:
	08/2013	$125.00	790	5,530
	08/2013	130.00	610	7,320
	09/2013	125.00	130	4,550

Total Put Options Purchased (Cost $30,593)				17,400

TOTAL PURCHASED OPTIONS (Cost $30,593)				17,400

		7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - 33.69%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class		.00004%	11,912,039	11,912,039

TOTAL SHORT TERM INVESTMENTS (Cost $11,912,039)				11,912,039

Total Investments - 102.98% (Cost $33,585,881)				36,410,969

Liabilities in Excess of Other Assets - (2.98)%				(1,055,569	) (b)

Net Assets - 100.00%				$35,355,400

(a)	Security, or portion of security, is being held as collateral for written options contracts.
(b)	Includes cash which is being held as collateral for written options contracts.

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
SPDR® S&P 500® ETF Trust:
	09/2013	$150.00	(375)	$(464,250)
	09/2013	150.00	(100)	(125,400)
	09/2013	155.00	(290)	(250,705)
	09/2013	157.00	(320)	(230,240)
	12/2013	150.00	(305)	(428,677)
	12/2013	145.00	(30)	(54,375)
	12/2013	150.00	(110)	(155,705)

Total Written Call Options (Premiums received $2,121,863)				(1,709,352)

TOTAL WRITTEN OPTIONS (Premiums received $2,121,863)				$(1,709,352)

Investment Abbreviations:

ETF - Exchange Trade Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

BPV Core Diversification Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$86,658,158	$—	$—	$86,658,158
Purchased Options	1,044,845	—	—	1,044,845
Short Term Investments	3,327,584	—	—	3,327,584

Total	$91,030,587	$—	$—	$91,030,587

Other Financial Instruments
Liabilities
Written Options	$(8,450)	$—	$—	$(8,450)

Total	$(8,450)	$—	$—	$(8,450)

BPV Wealth Preservation Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,481,530	$—	$—	$24,481,530
Purchased Option	17,400	—	—	17,400
Short Term Investments	11,912,039	—	—	11,912,039

Total	$36,410,969	$—	$—	$36,410,969

Other Financial Instruments
Liabilities
Written Options	$(1,709,352)	$—	$—	$(1,709,352)

Total	$(1,709,352)	$—	$—	$(1,709,352)

*	See Schedule of Investments for industry classifications.

BPV Family of Funds	Notes to Quarterly Schedule of Investments
June 30,2013 (Unaudited)

1. ORGANIZATION

The BPV Family of Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on July 19, 2011 as a Delaware statutory trust. The Trust currently offers Institutional Shares and Advisor Shares of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund (each a “Fund” and collectively, the “Funds”). The BPV Core Diversification Fund is a diversified portfolio with an investment objective to seek long term capital appreciation and the BPV Wealth Preservation Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation.

The Funds did not have any operations before October 5, 2011, other than those relating to the sale and issuance of 10,000 Institutional Shares, in the amount of 7,500 and 2,500 shares for BPV Core Diversification Fund and the BPV Wealth Preservation Fund, respectively, to BPV Capital Management, LLC. The Advisor Shares’ inception date was December 31, 2012 and operations commenced on January 2, 2013.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust permits the Board of Trustees (“Trustees”) to create additional funds and share classes.

BPV Capital Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for each Fund. The Adviser is controlled by Northshore Management Company, LLC (“Northshore”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the mean between the bid and ask price. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value. Exchange listed options are valued using the mean of the bid and ask price. If no quotations are available, the options will be fair valued as determined in good faith by or under the direction of the Trustees. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service, one or more dealers that make markets in such securities, or at fair value. Other assets and securities for which no quotations are readily available are valued at fair value.

Exchange-Traded Funds (“ETFs”) — The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended June 30,2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of June 30, 2013:

BPV Core Diversification Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$86,658,158	$—	$—	$86,658,158
Purchased Options	1,044,845	—	—	1,044,845
Short Term Investments	3,327,584	—	—	3,327,584

Total	$91,030,587	$—	$—	$91,030,587

Other Financial Instruments
Liabilities
Written Options	$(8,450)	$—	$—	$(8,450)

Total	$(8,450)	$—	$—	$(8,450)

BPV Wealth Preservation Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,481,530	$—	$—	$24,481,530
Purchased Options	17,400	—	—	17,400
Short Term Investments	11,912,039	—	—	11,912,039

Total	$36,410,969	$—	$—	$36,410,969

Other Financial Instruments
Liabilities
Written Options	$(1,709,352)	$—	$—	$(1,709,352)

Total	$(1,709,352)	$—	$—	$(1,709,352)

*	See Schedule of Investments for industry classifications.

There were no transfers between Levels 1 and 2 during the period ended June 30, 2013.

For the period ended June 30, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Financial Instruments — The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors — In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives — The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. All option contracts held during the period ended June 30, 2013 are exchange traded.

Option Writing/Purchasing — The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Written option activity in the Funds for the period ended June 30, 2013 is as follows:

BPV Core Diversification Fund

	Calls		Puts
Written Options	Number of Contracts	Contract Premiums	Number of Contracts	Contract Premiums
Options outstanding at beginning of period	650	73,499	650	$71,610
Options Written	—	—	—	—
Options Expired	(650)	(73,499)	—	—
Options Closed	—	—	—	—
Options Exercised	—	—	—	—

Options outstanding at end of period	—	$—	650	$71,610

BPV Wealth Preservation Fund

	Calls		Puts
Written Options	Number of Contracts	Contract Premiums	Number of Contracts	Contract Premiums
Options outstanding at beginning of period	1,140	$1,809,932	—	$—
Options Written	1,680	2,301,553	—	—
Options Expired	—	—	—	—
Options Closed	(1,290)	(1,989,622)	—	—
Options Exercised	—	—	—	—

Options outstanding at end of period	1,530	$2,121,863	—	$—

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at June 30,2013 is as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
BPV Core Diversification Fund	$90,417,612	$4,414,202	$(3,801,227)	$612,975
BPV Wealth Preservation Fund	$35,874,118	$601,664	$(64,813)	$536,851

The difference between book basis and tax basis net unrealized appreciation for the BPV Core Diversification Fund is attributable to wash sales, the investments in partnerships, and grantor trusts (SPDR Gold Trust). The difference between book basis and tax basis net unrealized appreciation for the BPV Wealth Preservation Fund is attributable to the recognition of constructive gain.

Item 2 - Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BPV Family of Funds

By:	/s/ Reed Keller
Reed Keller, President & Trustee

Date:	August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Reed Keller
Reed Keller, President & Trustee

Date:	August 23, 2013

By:	/s/ Kim Storms
Kim Storms, Treasurer

Date:	August 23, 2013